Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Material Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Carrying amount	₩ 1,905,517	₩ 1,883,579
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 531,163	₩ 512,936
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 336,404	₩ 324,860
Carrying amount	336,404	324,860
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 2,986,676	₩ 2,920,248
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 814,503	₩ 796,387
Cost-book value differentials	82,487	83,140
Carrying amount	896,990	879,527
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,776,411	₩ 1,787,685
Ownership interests (%)	20.00%	20.00%
Net assets attributable to ownership interests	₩ 355,282	₩ 357,537
Carrying amount	₩ 355,282	₩ 357,537